UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass Equity Income Plus Fund
M.D. Sass Short Term U.S. Government Agency Income Fund

November 30, 2018

Investment Advisers

M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-855-637-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-855-637-3863. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all M.D. Sass Funds you hold.

Table of Contents

LETTERS TO SHAREHOLDERS	3

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	13

SCHEDULE OF WRITTEN OPTIONS	16

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO FINANCIAL STATEMENTS	29

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	39

NOTICE OF PRIVACY POLICY & PRACTICES	45

ADDITIONAL INFORMATION	46

Dear Shareholder of the M.D. Sass Equity Income Plus Fund (the “Fund” or “MDEIX” or “MDEPX”),

Performance

MDEIX returned +0.70% for the 6-month period ended November 30, 2018 (MDEPX returned +0.53% over the same period).  The CBOE S&P 500 BuyWrite Index (BXM) returned +1.35% over the same time period.

The steep decline in equity markets in October coupled with a decline in interest rates led to a “flight to safety” mentality.  As a result, Utilities and Staples were up 11.1% and 15.2%, respectively, during this six month period.  We were underweight these sectors, which negatively impacted results, as they are essentially bond proxies and are facing secular challenges.

The stock/call combinations that most positively impacted performance during this period were Comcast Corp (CMCSA), Macquarie Infrastructure Corp (MIC) and VICI Properties (VICI), while the most significant stock/call detractors were Caesars Entertainment (CZR), Packaging Corp of America (PKG) and Fortune Brands Home & Security (FBHS).

Market Outlook & Portfolio Positioning

As of this writing, we have experienced a sharp uptick in volatility as fears regarding a China trade war and the risk of Fed policy errors have weighed heavily on sentiment. With a flattening yield curve and decelerating global growth, we believe the use of our put option hedges may prove valuable.  Furthermore, the sharp reversal in sentiment may weigh more heavily on momentum tech stocks that have experienced several years of strong returns and multiple expansion and should benefit the value-type  names we emphasize in this strategy.

Past performance is not a guarantee of future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Opinions expressed are those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund invests in options, which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund. When the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund may participate in initial public offerings (“IPOs”) or secondary offerings which may result in a magnified impact on the performance of the Fund. IPO’s and secondary offerings are frequently volatile in price and may increase the turnover of the Fund, which may lead to increased expenses. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

CBOE S&P 500 BuyWrite Index (BXM): The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

This Fund is distributed by Quasar Distributors, LLC.

Dear Shareholder of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Fund” or “MDSIX”),

Performance Review:

For the six-month period ended November 30, 2018, MDSIX returned +0.22%. For the same period, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index returned +0.71%.  However, for the one-year period ended November 30, 2018, MDSIX returned +1.69% and the BofA Merrill Lynch 1-3 Year U.S. Treasury Index returned +0.80% as shown in the table below.

Average Annual Total Return as of 11/30/2018
	1 Year	5 Years	Since Inception 6/30/11
MDSIX Institutional Class	1.69%	0.88%	1.03%
BofA Merrill Lynch 1-3 Year
U.S. Treasury Index	0.80%	0.62%	0.64%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1- 855-637-3863.

MDSIX Gross Expense ratio: 0.92%; MDSIX Net Expense ratio: 0.57%*

*	Ratios correlate to the prospectus dated September 28, 2018. The Fund has contractually agreed to waive its management fees and/or reimburse Fund expenses through at least September 28, 2019.

The Federal Open Market Committee (FOMC) raised the Fed Funds rate target range twice during the 6-month period to 2-2.25%, as expected. The FOMC median “dot” forecast anticipated one more rate hike this year, three in 2019, and one in 2020. The market was concerned that the Fed might continue to push interest rates above the so-called “neutral rate” (the interest rate that neither helps nor hurts US economic growth) due to Fed Chair Powell’s hawkish comment in his speech on October 3rd that the Fed Funds rates are “a long way from neutral at this point”.

Although global economic data has been mixed, US economic growth has remained above trend. In October, the US unemployment rate came in at 3.7%, the lowest since 1969. However, inflation pressures remained moderate as the year-over-year core Consumer Price Index (CPI) fell to 2.1% compared with 2.4% in July. Despite the recent moratorium on the US imposing 25% tariffs on ALL Chinese imports, there are worries about US-China trade tensions. After oil prices reached their highest levels since 2014, oil prices reversed course and plunged in November, pressuring energy companies and contributing to wider corporate credit spreads.

Overall, the expected deceleration in US and global growth, recent lower oil and other commodity prices, plunging stock prices and generally tighter financial conditions has likely made the Fed more cautious. These conditions should result in a lessened risk of policy overshoot than was the case in September.

Market Outlook:

As of early December, the yield curve is compressing to a new cycle flat, with an inversion of the 2-5 year curve for the first time since 2007. The 10-year Treasury yield has dropped below 2.9%, narrowing the 3-month to 10-year spread, the most reliable predictor of a recession, but it is still positively sloped. The yield curve and other indicators suggesting a slowdown in future economic growth has reduced the likelihood that the Fed will actually implement its previously indicated rate hike path and will likely become more data dependent.

In relative terms, U.S. Agency Mortgage Backed Securities (“MBS”) appears decently valued versus corporates and certainly versus other global alternatives. Indeed, during this period, Agency MBS outperformed credit but underperformed similar duration Treasuries given the jittery capital markets. Importantly, our M.D. Sass bond strategy is a highly specialized Agency MBS strategy. We remain confident in the potential benefits of our high quality bond strategy as it continues to aim to be an effective vehicle to buffer against adverse market volatility.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. However, the Fund only intends to invest in 1- to 3-year duration securities. Investments in U.S. Agency MBS include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity. The federal government guarantees interest payments from government securities while the Fund offers no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index: An unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest in an index.

Duration: A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment-Grade refers to a bond considered investment grade if its credit rating is BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. Ratings are based on a corporate bond model. The higher the rating the more likely the bond will pay back par/100 cents on the dollar.

High Yield refers to a security that is rated below investment grade. These securities are seen as having higher default risk or other adverse credit events, but typically pay higher yields than better quality bonds in order to make them attractive. They are less likely to pay back 100 cents on the dollar.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

M.D. Sass Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only), shareholder servicing fees (Investor Class shares of the M.D. Sass Equity Income Plus Fund only) and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

Actual Expenses

The first line under each share class in the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These Expenses are not included in the Examples. The Examples include, but are not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line under each share class in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

M.D. Sass Equity Income Plus Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,007.00	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80

Investor Class
Actual	$1,000.00	$1,005.30	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06

(1)	The period is June 1, 2018 – November 30, 2018.
(2)
Expenses for the Institutional Class and Investor Class are equal to the annualized expense ratio of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Funds
Expense Examples (Continued)
(Unaudited)

M.D. Sass Short Term U.S. Government Agency Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,002.20	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79

(1)	The period is June 1, 2018 – November 30, 2018.
(2)	Expenses for the Institutional Class are equal to the annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Equity Income Plus Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  To achieve its investment objective, the Fund will normally invest in a diversified portfolio of rigorously researched, dividend paying, common stocks that the Fund’s investment adviser believes are undervalued.  The Fund’s investment adviser will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the put option, the Fund will periodically buy put options on equity security indices.  The Fund’s allocation of portfolio holdings as of November 30, 2018 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)*

*	Written Options (2.44)%

Continued

M.D. Sass Equity Income Plus Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2018

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund –
Institutional Class	0.70%	-1.82%	2.45%	2.44%	4.02%
CBOE S&P 500 BuyWrite Index	1.35%	3.89%	7.39%	7.22%	7.75%
S&P 500 Index	3.02%	6.27%	12.16%	11.12%	12.80%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund – Investor Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2018

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund – Investor Class	0.53%	-2.03%	2.14%	2.11%	3.71%
CBOE S&P 500 BuyWrite Index	1.35%	3.89%	7.39%	7.22%	7.75%
S&P 500 Index	3.02%	6.27%	12.16%	11.12%	12.80%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage backed securities (“Agency MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac), and collateralized mortgage obligations (“CMOs”), backed by Agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of November 30, 2018 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2018

			Annualized
					Since
	Six	One	Three	Five	Inception
	Months	Year	Year	Year	(6/30/11)
M.D. Sass Short Term U.S. Government
Agency Income Fund	0.22%	1.69%	1.06%	0.88%	1.03%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.71%	0.80%	0.67%	0.62%	0.64%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund

Schedule of Investments

November 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS* – 80.76%

Banks – 3.03%
Webster Financial Corp.	23,600	$1,420,012

Building Products – 2.59%
Fortune Brands Home & Security, Inc.	27,700	1,213,260

Capital Markets – 3.08%
Northern Trust Corp.	14,500	1,438,835

Chemicals – 3.94%
DowDuPont, Inc.	31,900	1,845,415

Consumer Finance – 2.59%
Discover Financial Services	17,000	1,212,100

Containers & Packaging – 3.78%
Packaging Corp. of America	18,100	1,770,542

Hotels, Restaurants & Leisure – 6.83%
Caesars Entertainment Corp. (b)	197,000	1,678,440
Royal Caribbean Cruises Ltd. (a)	13,400	1,515,138
		3,193,578

Household Durables – 3.01%
Lennar Corp.	33,000	1,410,090

Independent Power and Renewable Electricity Producers – 8.58%
Clearway Energy, Inc.	97,400	1,778,524
NRG Energy, Inc.	58,200	2,236,626
		4,015,150

Insurance – 11.86%
American International Group, Inc.	38,500	1,665,125
Chubb Ltd. (a)	14,700	1,965,978
MetLife, Inc.	43,000	1,919,090
		5,550,193

IT Services – 4.31%
Sabre Corp.	78,900	2,017,473

Media – 4.21%
Comcast Corp.	50,500	1,970,005

Pharmaceuticals – 3.75%
Pfizer, Inc.	38,000	1,756,740

Semiconductors & Semiconductor Equipment – 5.87%
Broadcom, Inc.	6,900	1,638,129
Teradyne, Inc.	31,000	1,106,390
		2,744,519

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS* – 80.76% (Continued)

Software – 4.10%
Microsoft Corp.	17,300	$1,918,397

Textiles, Apparel & Luxury Goods – 4.86%
Gildan Activewear, Inc. (a)	69,200	2,272,528

Transportation Infrastructure – 4.37%
Macquarie Infrastructure Corp.	49,000	2,043,300
TOTAL COMMON STOCKS (Cost $38,608,600)		37,792,137

MASTER LIMITED PARTNERSHIPS* – 7.34%

Capital Markets – 3.92%
Apollo Global Management, LLC	65,100	1,835,169

Oil, Gas & Consumable Fuels – 3.42%
EQM Midstream Partners LP	33,600	1,601,376
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,370,754)		3,436,545

REAL ESTATE INVESTMENT TRUSTS* – 7.53%
Spirit Realty Capital, Inc.	163,000	1,209,460
VICI Properties, Inc.	106,200	2,311,974
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,530,801)		3,521,434

		Notional
	Contracts	Value

PURCHASED OPTIONS – 0.25%

EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: December 2018, Exercise Price: $277.00	125	$3,445,625	66,625
Expiration: January 2019, Exercise Price: $253.00	300	8,269,500	49,500
TOTAL PURCHASED OPTIONS (Cost $201,888)			116,125

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 5.16%
First American Government Obligations Fund, Class X, 2.122% (c)	2,412,365	$2,412,365
TOTAL SHORT-TERM INVESTMENTS (Cost $2,412,365)		2,412,365

Total Investments (Cost $48,124,408) – 101.04%		47,278,606
Liabilities in Excess of Other Assets – (1.04)%		(487,248)
TOTAL NET ASSETS – 100.00%		$46,791,358

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of November 30, 2018.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options

November 30, 2018 (Unaudited)

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
American International Group, Inc.
Expiration: December 2018, Exercise Price: $46.00	(385)	$(1,665,125)	$(6,545)
Apollo Global Management, LLC
Expiration: December 2018, Exercise Price: $38.00	(651)	(1,835,169)	(16,275)
Broadcom, Inc.
Expiration: January 2019, Exercise Price: $240.00	(69)	(1,638,129)	(70,380)
Caesars Entertainment Corp.
Expiration: December 2018, Exercise Price: $12.00	(1,970)	(1,678,440)	(4,925)
Chubb Ltd. (a)
Expiration: February 2019, Exercise Price: $135.00	(147)	(1,965,978)	(61,005)
Clearway Energy, Inc.
Expiration: February 2019, Exercise Price: $20.00	(974)	(1,778,524)	(29,220)
Comcast Corp.
Expiration: January 2019, Exercise Price: $40.00	(505)	(1,970,005)	(41,410)
Discover Financial Services
Expiration: January 2019, Exercise Price: $75.00	(170)	(1,212,100)	(12,750)
DowDuPont, Inc.
Expiration: December 2018, Exercise Price: $62.50	(319)	(1,845,415)	(7,018)
EQM Midstream Partners LP
Expiration: January 2019, Exercise Price: $55.00	(336)	(1,601,376)	(5,040)
Fortune Brands Home & Security, Inc.
Expiration: December 2018, Exercise Price: $45.00	(277)	(1,213,260)	(24,099)
Gildan Activewear, Inc. (a)
Expiration: December 2018, Exercise Price: $30.00	(432)	(1,418,688)	(131,760)
Expiration: December 2018, Exercise Price: $35.00	(260)	(853,840)	(2,600)
Lennar Corp.
Expiration: December 2018, Exercise Price: $40.00	(330)	(1,410,090)	(104,280)
Macquarie Infrastructure Corp.
Expiration: December 2018, Exercise Price: $42.50	(490)	(2,043,300)	(24,500)
MetLife, Inc.
Expiration: December 2018, Exercise Price: $50.00	(430)	(1,919,090)	(1,290)
Microsoft Corp.
Expiration: December 2018, Exercise Price: $115.00	(173)	(1,918,397)	(18,165)
Northern Trust Corp.
Expiration: January 2019, Exercise Price: $100.00	(145)	(1,438,835)	(40,600)
NRG Energy, Inc.
Expiration: December 2018, Exercise Price: $37.00	(582)	(2,236,626)	(130,950)
Packaging Corp. of America
Expiration: January 2019, Exercise Price: $100.00	(181)	(1,770,542)	(43,440)
Pfizer, Inc.
Expiration: December 2018, Exercise Price: $43.00	(380)	(1,756,740)	(128,820)
Royal Caribbean Cruises Ltd. (a)
Expiration: December 2018, Exercise Price: $125.00	(134)	(1,515,138)	(3,886)
Sabre Corp.
Expiration: January 2019, Exercise Price: $25.00	(789)	(2,017,473)	(100,598)
Spirit Realty Capital, Inc.
Expiration: January 2019, Exercise Price: $8.00	(1,630)	(1,209,460)	(8,150)

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Written Options (Continued)

November 30, 2018 (Unaudited)

		Notional
	Contracts	Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS (Continued)
Teradyne, Inc.
Expiration: January 2019, Exercise Price: $34.00	(310)	$(1,106,390)	$(85,250)
VICI Properties, Inc.
Expiration: December 2018, Exercise Price: $22.50	(1,062)	(2,311,974)	(31,860)
Webster Financial Corp.
Expiration: January 2019, Exercise Price: $65.00	(236)	(1,420,012)	(20,060)
TOTAL WRITTEN OPTIONS (Premiums received $1,277,768)			$(1,154,876)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments

November 30, 2018 (Unaudited)

	Principal
	Amount	Value

MORTGAGE BACKED SECURITIES – 81.27%
Fannie Mae Pool
725792, 4.500%, 08/01/2019	$3,086	$3,137
890156, 5.000%, 05/01/2023	9,633	10,000
995865, 4.500%, 07/01/2024	109,204	112,234
AL9541, 3.500%, 12/01/2026	242,593	243,492
47935, 4.842% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,357	1,405
AL8046, 3.500%, 01/01/2028	946,118	949,597
AL6206, 3.500%, 06/01/2028	227,033	227,869
252284, 6.500%, 01/01/2029	83,528	91,708
323591, 6.500%, 03/01/2029	21,448	23,272
BM1231, 3.500%, 11/01/2031	544,631	548,608
MA0949, 3.500%, 01/01/2032	130,419	131,370
555326, 5.500%, 04/01/2033	184,343	200,845
555531, 5.500%, 06/01/2033	161,828	174,844
555592, 5.500%, 07/01/2033	43,471	46,831
748375, 3.842% (12 Month LIBOR USD + 1.117%), 08/01/2033 (a)	1,659	1,729
888073, 5.500%, 02/01/2035	31,128	33,520
735670, 5.500%, 03/01/2035	62,829	67,628
745751, 5.500%, 09/01/2035	39,516	42,576
MA3027, 4.000%, 06/01/2047	582,737	586,613

Fannie Mae REMICS
1999-15, 6.000%, 04/25/2019	3,290	3,287
1990-73, 0.000%, 07/25/2020 (d)	7,962	7,758
2005-62, 4.750%, 07/25/2035	7,788	7,880

Fannie Mae-Aces
2015-M10, 2.532% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	22,148	22,115
2012-M8, 2.224%, 12/25/2019 (b)(c)	4,717,097	48,584

FHLMC-GNMA
G023, 2.765% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	94,732	95,233

Freddie Mac Gold Pool
G1-2883, 5.000%, 12/01/2018	98	98
G1-3052, 5.000%, 03/01/2019	48	48
G1-3330, 6.000%, 10/01/2019	0	0
G1-3272, 4.500%, 08/01/2020	6,113	6,230
G1-1838, 6.000%, 08/01/2020	1,719	1,730
G1-4904, 4.500%, 12/01/2021	12,592	12,832
G1-3007, 5.000%, 03/01/2023	43,921	45,601
G1-4160, 6.000%, 01/01/2024	2,004	2,013
G1-3390, 6.000%, 01/01/2024	37,662	38,911
G1-3692, 5.500%, 02/01/2024	17,266	17,743
G1-3610, 5.500%, 02/01/2024	30,749	31,659
G1-5123, 3.000%, 06/01/2024	108,993	108,413
J1-2635, 4.000%, 07/01/2025	65,397	66,818

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2018 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 81.27% (Continued)
Freddie Mac Gold Pool (Continued)
G3-0289, 7.000%, 09/01/2025	$139,401	$144,724
J1-3273, 3.500%, 10/01/2025	105,687	106,042
G1-4350, 4.000%, 12/01/2026	100,256	102,464
G0-1584, 5.000%, 08/01/2033	79,975	84,856
G0-4913, 5.000%, 03/01/2038	71,534	75,849
H0-9207, 6.500%, 08/01/2038	28,039	30,120

Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.792%, 10/25/2020 (b)(c)	10,948,659	106,945
Q-004, 2.837%, 01/25/2021 (b)	1,007,336	1,006,051
Q-001, 1.701%, 04/25/2021	429,447	420,919
K-J18, 2.455%, 03/25/2022	435,593	428,284
K-720, 0.648%, 08/25/2022 (b)(c)	9,369,840	147,777
K-023, 1.386%, 08/25/2022 (b)(c)	4,562,881	176,353
KI01, 2.467% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	527,383	527,033
K-724, 0.395%, 11/25/2023 (b)(c)	5,214,880	61,700
K-057, 1.326%, 07/25/2026 (b)(c)	2,685,746	197,581
Q-007, 2.990%, 10/25/2047 (b)	192,684	191,509

Freddie Mac REMICS
2895, 4.000%, 11/15/2019	6,664	6,673
3414, 4.000%, 12/15/2019	3,805	3,807
2934, 0.000%, 02/15/2020 (d)	9,792	9,638
3033, 4.500%, 09/15/2020	6,494	6,507
2649, 3.500%, 07/15/2023	14,131	14,201
2824, 5.000%, 07/15/2024	4,723	4,873
3784, 4.000%, 01/15/2026	31,677	32,125
2344, 6.500%, 08/15/2031	22,079	25,087

FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/2035 (a)	529,163	520,599
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	453,686	448,407
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	387,748	379,413
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	440,150	430,396
2018-SB49, 2.950% (1 Month LIBOR USD + 2.950%), 04/25/2038 (a)	482,714	477,813
2015-SB3, 2.012% (1 Month LIBOR USD + 2.012%), 08/25/2042 (a)	71,856	71,133

Ginnie Mae I Pool
781919X, 5.000%, 05/15/2020	45,721	46,902
782618X, 4.500%, 04/15/2024	257,186	269,222
741854X, 4.000%, 05/15/2025	126,553	128,973

Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	283,347	273,838
2013-55, 1.579%, 12/16/2042	454,092	430,656
2015-97, 2.400%, 04/16/2043	655,281	633,676

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2018 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 81.27% (Continued)
Government National Mortgage Association (Continued)
2011-6, 3.500%, 10/16/2044 (b)	$255,888	$255,662
2013-107, 0.535%, 11/16/2047 (b)(c)	4,774,144	103,756
2013-15, 0.593%, 08/16/2051 (b)(c)	6,164,786	251,115
2013-07, 0.346%, 05/16/2053 (b)(c)	7,794,048	204,771
2013-01, 0.616%, 02/16/2054 (b)(c)	5,655,112	217,956
2013-105, 0.481%, 06/16/2054 (b)(c)	3,647,374	70,614
2013-17, 0.786%, 06/16/2054 (b)(c)	7,367,370	283,046
2013-40, 0.823%, 06/16/2054 (b)(c)	4,530,482	185,125
2013-101, 0.609%, 10/16/2054 (b)(c)	5,124,823	155,123
2013-156, 0.744%, 06/16/2055 (b)(c)	5,610,773	209,051
2014-155, 1.169%, 08/16/2055 (b)(c)	1,929,318	115,685
2014-01, 0.459%, 09/16/2055 (b)(c)	7,845,009	211,118
2014-54, 0.491%, 09/16/2055 (b)(c)	6,210,300	195,256
2014-73, 0.633%, 04/16/2056 (b)(c)	5,896,806	212,849
2014-120, 0.700%, 04/16/2056 (b)(c)	2,498,168	97,032
2014-138, 0.744%, 04/16/2056 (b)(c)	1,979,317	96,578
2015-130, 0.849%, 07/16/2057 (b)(c)	3,142,299	149,732

Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/25/2057	143,026	141,483
TOTAL MORTGAGE BACKED SECURITIES (Cost $17,457,737)		15,192,329

U.S. GOVERNMENT NOTES/BONDS – 14.52%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	527,892	521,420
0.125%, 04/15/2020	107,797	105,724
0.125%, 04/15/2021	1,065,110	1,037,057
United States Treasury Notes/Bonds
1.250%, 12/15/2018	400,000	399,875
2.750%, 02/15/2019	350,000	350,260
1.125%, 02/28/2019	300,000	299,088
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,759,500)		2,713,424

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Schedule of Investments (Continued)

November 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 5.37%
First American U.S. Treasury Money Market Fund, Class Z, 2.061% (e)	1,003,801	$1,003,801
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003,801)		1,003,801

Total Investments (Cost $21,221,038) – 101.16%		18,909,554
Liabilities in Excess of Other Assets- (1.16)%		(217,196)
TOTAL NET ASSETS – 100.00%		$18,692,358

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2018. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of November 30, 2018.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
ASSETS
Investments, at value (cost $48,124,408 and $21,221,038, respectively)	$47,278,606	$18,909,554
Receivable for investments sold	610,064	—
Dividends and interest receivable	108,109	109,378
Receivable from Adviser	—	10,066
Other assets	20,315	11,644
TOTAL ASSETS	48,017,094	19,040,642

LIABILITIES
Written options, at value (premiums received of $1,277,768 and $—, respectively)	1,154,876	—
Payable for investments purchased	8,045	299,952
Payable to Adviser	2,871	—
Payable to affiliates	41,821	33,732
Payable for distribution (Rule 12b-1) fees	1,444	—
Payable for shareholder servicing fees	2,363	—
Accrued expenses and other liabilities	14,316	14,600
TOTAL LIABILITIES	1,225,736	348,284

NET ASSETS	$46,791,358	$18,692,358

Net Assets Consist Of:
Paid-in capital	$54,767,971	$25,738,807
Accumulated deficit	(7,976,613)	(7,046,449)
Net Assets	$46,791,358	$18,692,358

Institutional Class Shares
Net assets	46,386,741	18,692,358
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	4,365,467	2,030,071
Net asset value, offering price and redemption price per share	$10.63	$9.21
Investor Class Shares
Net assets	404,617	N/A
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	38,160	N/A
Net asset value, offering price and redemption price per share	$10.60	$ N/A

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
INVESTMENT INCOME
Dividend income	$846,451 (1)	$—
Interest income (net of amortization and paydown gains and losses)	19,041	422,039
TOTAL INVESTMENT INCOME	865,492	422,039

EXPENSES
Management fees	189,625	31,551
Administration and accounting fees	48,014	28,919
Transfer agent fees and expenses	26,425	10,722
Federal and state registration fees	13,807	10,770
Audit and tax fees	10,065	9,323
Legal fees	7,816	7,816
Chief Compliance Officer fees	6,039	6,039
Custody fees	5,110	5,375
Trustees’ fees	4,183	4,183
Reports to shareholders	2,607	830
Pricing expenses	1,454	9,601
Distribution (Rule 12b-1) fees – Investor Class	594	—
Other expenses	3,371	3,367
TOTAL EXPENSES	319,110	128,496
Less waivers and reimbursement by Adviser (Note 4)	(128,796)	(70,652)
NET EXPENSES	190,314	57,844

NET INVESTMENT INCOME	675,178	364,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments and purchased options	1,153,497	2,685
Written options	1,330,521	—
Change in net unrealized depreciation on:
Investments and purchased options	(2,273,959)	(317,951)
Written options	(405,195)	—
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(195,136)	(315,266)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$480,042	$48,929

(1)	Net of $732 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
FROM OPERATIONS
Net investment income	$675,178	$603,060
Net realized gain (loss) from:
Investments and purchased options	1,153,497	(463,821)
Written options	1,330,521	12,036
Foreign currency	—	(194)
Change in net unrealized appreciation (depreciation) on:
Investments and purchased options	(2,273,959)	5,634
Written options	(405,195)	534,549
Foreign currency	—	(47)
Net increase in net assets from operations	480,042	691,217

FROM DISTRIBUTIONS
Net dividends and distributions – Institutional Class	(723,763)	(681,686)
Net dividends and distributions – Investor Class	(5,878)	(7,490)
Net decrease in net assets resulting from distributions paid	(729,641)	(689,176)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	882,197	17,255,427
Proceeds from shares sold – Investor Class	400	71,900
Shares issued in reinvestment of distributions – Institutional Class	667,374	575,341
Shares issued in reinvestment of distributions – Investor Class	5,703	7,013
Payments for shares redeemed – Institutional Class	(10,097,215)	(27,546,818)
Payments for shares redeemed – Investor Class	(429,389)	(375,644)
Net decrease in net assets from capital share transactions	(8,970,930)	(10,012,781)

TOTAL DECREASE IN NET ASSETS	(9,220,529)	(10,010,740)

NET ASSETS:
Beginning of period	56,011,887	66,022,627
End of period	$46,791,358	$56,011,887 (1)

(1)	Includes accumulated undistributed net investment loss of $(2,204).

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
FROM OPERATIONS
Net investment income	$364,195	$911,816
Net realized gain from investments	2,685	34,668
Change in net unrealized depreciation on investments	(317,951)	(579,366)
Net increase in net assets from operations	48,929	367,118

FROM DISTRIBUTIONS
Net dividends and distributions	(389,714)	(1,021,525)
Net decrease in net assets resulting from distributions paid	(389,714)	(1,021,525)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	266,510	12,789,185
Shares issued in reinvestment of distributions	335,458	698,786
Payments for shares redeemed	(4,997,528)	(25,799,356)
Net decrease in net assets from capital share transactions	(4,395,560)	(12,311,385)

TOTAL DECREASE IN NET ASSETS	(4,736,345)	(12,965,792)

NET ASSETS:
Beginning of period	23,428,703	36,394,495
End of period	$18,692,358	$23,428,703 (1)

(1)	Includes accumulated undistributed net investment income of $2,819.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2018	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2018	2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Year/Period	$10.70	$10.72	$10.45	$11.54	$11.15	$10.00

Income (loss) from
investment operations:
Net investment income(2)(3)	0.15	0.11	0.14	0.16	0.22	0.31
Net realized and unrealized
gain (loss) on investments(7)	(0.06)	(0.01)	0.31	(0.58)	0.48	1.06
Total from investment operations	0.09	0.10	0.45	(0.42)	0.70	1.37

Less distributions paid:
From net investment income	(0.16)	(0.12)	(0.18)	(0.22)	(0.22)	(0.22)
From realized gain	—	—	—	(0.45)	(0.09)	—
Total distributions paid	(0.16)	(0.12)	(0.18)	(0.67)	(0.31)	(0.22)

Net Asset Value, End of Year/Period	$10.63	$10.70	$10.72	$10.45	$11.54	$11.15

Total Return(4)(6)	0.70%	0.95%	4.29%	(3.52)%	6.37%	13.83%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$46,387	$55,188	$64,908	$132,523	$159,725	$71,383

Ratio of expenses to average net assets(5)
Before waivers and
reimbursements of expenses	1.26%	1.17%	1.09%	1.03%	1.05%	1.29%
After waivers and
reimbursements of expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income
to average net assets(5)
Before waivers and
reimbursements of expenses	2.16%	0.57%	0.95%	1.95%	1.61%	2.61%
After waivers and
reimbursements of expenses	2.67%	0.99%	1.29%	2.23%	1.91%	3.15%

Portfolio turnover rate(4)	34.39%	93.98%	77.33%	63.55%	87.20%	53.61%

(1)	The Institutional Class shares commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(7)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

M.D. Sass Equity Income Plus Fund – Investor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	2018		May 31,		May 31,	May 31,	May 31,	May 31,
	(Unaudited)		2018		2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Year/Period	$10.68		$10.69		$10.43	$11.53	$11.14	$10.00

Income (loss) from
investment operations:
Net investment income(2)(3)	0.13		0.08		0.11	0.12	0.18	0.29
Net realized and unrealized
gain (loss) on investments(9)	(0.07)		(0.00	)(7)	0.30	(0.58)	0.49	1.06
Total from investment operations	0.06		0.08		0.41	(0.46)	0.67	1.35

Less distributions paid:
From net investment income	(0.14)		(0.09)		(0.15)	(0.19)	(0.19)	(0.21)
From realized gain	—		—		—	(0.45)	(0.09)	—
Total distributions paid	(0.14)		(0.09)		(0.15)	(0.64)	(0.28)	(0.21)

Net Asset Value, End of Year/Period	$10.60		$10.68		$10.69	$10.43	$11.53	$11.14

Total Return(4)(6)	0.53%		0.71%		3.92%	(3.88)%	6.09%	13.58%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$404		$824		$1,114	$2,348	$2,330	$1,273

Ratio of expenses to average net assets(5)
Before waivers and
reimbursements of expenses	1.50%		1.42%		1.44%	1.38%	1.40%	1.56%
After waivers and
reimbursements of expenses	1.00	%(8)	1.00	%(8)	1.10%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets(5)
Before waivers and
reimbursements of expenses	1.85%		0.33%		0.69%	1.60%	1.31%	2.50%
After waivers and
reimbursements of expenses	2.35%		0.75%		1.03%	1.88%	1.61%	2.96%

Portfolio turnover rate(4)	34.39%		93.98%		77.33%	63.55%	87.20%	53.61%

(1)	The Investor Class shares commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(7)	Less than 0.05 cents per share.
(8)
Reflects expense cap of 0.75% plus Rule 12b-1 fees of 0.25%. The Fund did not accrue 0.10% allowable under the shareholder servicing plan for the year ended May 31, 2018 or the six months ended November 30, 2018.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Short Term U.S. Government Agency Income Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Year/Period	$9.36	$9.51	$9.75	$9.91	$10.06	$10.07

Income (loss) from
investment operations:
Net investment income(1)(2)	0.16	0.26	0.25	0.15	0.15	0.01
Net realized and unrealized
gain (loss) on investments	(0.14)	(0.11)	(0.19)	(0.11)	(0.08)	0.18
Total from investment operations	0.02	0.15	0.06	0.04	0.07	0.19

Less distributions paid:
From net investment income	(0.17)	(0.30)	(0.30)	(0.20)	(0.22)	(0.20)
Total distributions paid	(0.17)	(0.30)	(0.30)	(0.20)	(0.22)	(0.20)

Net Asset Value, End of Year/Period	$9.21	$9.36	$9.51	$9.75	$9.91	$10.06

Total Return(3)(4)	0.22%	1.60%	0.64%	0.35%	0.75%	1.14%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$18,692	$23,429	$36,394	$97,164	$83,678	$109,404

Ratio of expenses to average net assets(5)
Before waivers and
reimbursements of expenses	1.22%	0.90%	0.64%	0.59%	0.65%	0.71%
After waivers and
reimbursements of expenses	0.55%	0.55%	0.55%	0.58%	0.66%	0.70%

Ratio of net investment income
to average net assets(5)
Before waivers and
reimbursements of expenses	2.79%	2.36%	2.50%	1.50%	1.52%	0.12%
After waivers and
reimbursements of expenses	3.46%	2.71%	2.59%	1.51%	1.51%	0.13%

Portfolio turnover rate(4)	6.38%	98.95%	164.31%	182.08%	99.63%	72.73%

(1)	Per share net investment income has been calculated using the daily average shares outstanding method.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds
Notes to Financial Statements
November 30, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The M.D. Sass Funds (the “Funds”) each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Short Term U.S. Government Agency Income Fund”) is to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets. The investment objective of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) is to generate income as well as capital appreciation, while emphasizing downside protection.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Short Term U.S. Government Agency Income Fund currently offers one class of shares, the Institutional Class.  Effective February 20, 2014, the Short Term U.S. Government Agency Income Fund ceased offering its StoneCastle Treasurer Class.  Effective September 1, 2015, the Short Term U.S. Government Agency Income Fund converted its Retail Class shares to Institutional Class shares and ceased offering its Retail Class.  The Equity Income Plus Fund currently offers two classes of shares, the Institutional Class and the Investor Class. Effective February 29, 2016, the Equity Income Plus Fund converted its Class C shares to Retail Class shares and ceased offering its Class C shares, and the Retail Class was renamed to the Investor Class. The Investor Class shares are subject to a 0.25% distribution (Rule 12b-1) fee and a shareholder servicing fee not to exceed 0.10%.  Each class of shares in both Funds have identical rights and privileges except with respect to the Rule 12b-1 and shareholder servicing fees and voting rights on matters affecting a single class of shares.  The Short Term U.S. Government Agency Income Fund’s registration statement became effective on June 22, 2011.  The Institutional Class shares commenced operations on June 30, 2011.  The Equity Income Plus Fund’s registration statement became effective on June 28, 2013 at which time the Institutional and Investor Classes commenced operations.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. and M.D. Sass, LLC (the “Advisers”), investment advisers to the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service).  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificates of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers.  Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  If a price is not available from a pricing service, the most recent quotation obtained from one or more brokers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.  Fixed income securities purchased on a delayed delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2018:

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$37,792,137	$—	$—	$37,792,137
Master Limited Partnerships(1)	3,436,545	—	—	3,436,545
Real Estate Investment Trusts	3,521,434	—	—	3,521,434
Purchased Options	116,125	—	—	116,125
Total Equities	$44,866,241	$—	$—	$44,866,241
Short-Term Investments	$2,412,365	$—	$—	$2,412,365
Total Investments in Securities	$47,278,606	$—	$—	$47,278,606
Liabilities:
Written Options	$(742,353)	$(412,523)	$—	$(1,154,876)
Total Liabilities	$(742,353)	$(412,523)	$—	$(1,154,876)

(1) See the Schedule of Investments for industry classifications.

Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$15,192,329	$—	$15,192,329
U.S. Government Notes/Bonds	—	2,713,424	—	2,713,424
Total Fixed Income	$—	$17,905,753	$—	$17,905,753
Short-Term Investments	$1,003,801	$—	$—	$1,003,801
Total Investments in Securities	$1,003,801	$17,905,753	$—	$18,909,554

The Funds did not hold any investments during the six months ended November 30, 2018 with significant unobservable inputs which would be classified as Level 3.

(b) Derivative Instruments

The Short Term U.S. Government Agency Income Fund did not hold any financial derivative instruments during the six months ended November 30, 2018.

The Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the six months ended November 30, 2018.

The following sets forth the fair value of derivative instruments as reported for the Equity Income Plus Fund within the Statement of Assets and Liabilities as of November 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statement of Assets &		Statement of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts –	Investments,		Written Options,
Options	at value	$116,125	at value	$1,154,876
Total		$116,125		$1,154,876

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

The effect of derivative instruments for the Equity Income Plus Fund on the Statement of Operations for the period ended November 30, 2018:

Amount of Net Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$(22,695)	$1,330,521	$1,307,826
Total	$(22,695)	$1,330,521	$1,307,826

Change in Net Unrealized Appreciation on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$18,287	$(405,195)	$(386,908)
Total	$18,287	$(405,195)	$(386,908)

(1)	Reflected within investments and purchased options on the Statements of Operations.

As of November 30, 2018, the fair value of long positions which served as collateral for call options written was $44,750,116.

The average monthly notional amount outstanding for purchased and written options during the six months ended November 30, 2018 were $27,099,313 and $(48,307,011), respectively.

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Equity Income Plus Fund is not subject to any Master Netting Arrangements, therefore the Equity Income Plus Fund was not required to offset any assets or liabilities.

Options

GAAP requires enhanced disclosures about the Equity Income Plus Fund’s derivative activities, including how such activities are accounted for and their effect on the Equity Income Plus Fund’s financial position and results of operations.

The Equity Income Plus Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Equity Income Plus Fund enters into written call options to reduce volatility of the portfolio and/or earn premium income. Additionally, for hedging purposes, the Equity Income Plus Fund will periodically buy put options on equity securities indices. The Equity Income Plus Fund’s option component of its overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Equity Income Plus Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Equity Income Plus Fund may purchase put options on indices and enter into related closing transactions.  As a holder of a put option, the Equity Income Plus Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Equity Income Plus Fund writes an option, an amount equal to the premium received by the Equity Income Plus Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Equity Income Plus Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

determining whether the Equity Income Plus Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Equity Income Plus Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Equity Income Plus Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Equity Income Plus Fund has a realized gain or loss.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year ended May 31, 2018, the Funds did not incur any interest or penalties.  The Equity Income Plus Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

The Funds are not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2015.

(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Shareholder servicing fees

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

are expensed at an amount not to exceed 0.10% of average daily net assets of the Investor Class shares of the Equity Income Plus Fund.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Return of capital distributions received from the Funds’ investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Any discount or premium on securities purchased are accreted or amortized until maturity using the constant yield method.  Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income in the Statements of Operations.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended May 31, 2018 and May 31, 2017 were as follows:

Equity Income Plus Fund
	May 31, 2018	May 31, 2017
Ordinary Income	689,176	$1,142,282
Long-Term Capital Gain	—	—

Short Term U.S. Government Agency Income Fund
	May 31, 2018	May 31, 2017
Ordinary Income	1,021,525	$1,928,017
Long-Term Capital Gain	—	—

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
Cost basis of investments for federal income tax purposes	$54,501,238	$25,981,198
Gross tax unrealized appreciation	6,197,728	522,860
Gross tax unrealized depreciation	(4,772,417)	(2,516,393)
Net tax unrealized appreciation (depreciation)	1,425,311	(1,993,533)
Undistributed ordinary income	191,187	2,819
Undistributed long-term capital gain	—	—
Total distributable earnings	191,187	2,819
Other accumulated losses	(9,343,512)	(4,714,950)
Total accumulated losses	$(7,727,014)	$(6,705,664)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to basis adjustments related to investments in partnerships and the deferral of losses on wash sales and straddle adjustments.

At May 31, 2018, the Short Term U.S. Government Agency Income Fund had short-term capital loss carryovers of $3,930,646 and had long-term capital loss carryovers of $784,304.  At May 31, 2018, the Equity Income Plus Fund had short-term capital loss carryovers of $9,150,121.  These losses will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds’ realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2018, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

Equity Income Plus Fund
Undistributed Net Investment Income/(Loss)	$85,739
Accumulated Net Realized Gain/(Loss)	$(85,739)

Short Term U.S. Government Agency Income Fund
Undistributed Net Investment Income/(Loss)	$100,370
Accumulated Net Realized Gain/(Loss)	$(100,370)

The permanent adjustments for the Equity Income Plus Fund and Short Term U.S. Government Agency Income Fund relate to partnership and paydowns adjustments, respectively.

(4)	Investment Advisers

The Trust has Investment Advisory Agreements (collectively, the “Agreement”) with the Advisers to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Funds compensate the Advisers for their management services at the annual rate of 0.30% and 0.75% of the Funds’ average daily net assets for the Short Term U.S. Government Agency Income Fund and Equity Income Plus Fund, respectively.

The Advisers have contractually agreed to waive their management fee and/or reimburse the Funds’ other expenses at least through the expiration dates listed below, to the extent necessary to ensure that the Funds’ operating expenses (excluding any front end or contingent deferred load, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Equity Income Plus Fund	September 28, 2019	0.75%

Short Term U.S. Government Agency Income Fund	September 28, 2019	0.55%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.  The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

	November 30, 2021	May 31, 2021	May 31, 2020	May 31, 2019
Equity Income Plus Fund
Institutional Class	$127,596	$253,672	$268,398	$210,948
Investor Class	1,200	3,672	5,907	4,119
Short Term U.S. Government
Agency Income Fund
Institutional Class	70,652	118,383	61,936	545

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

(5)	Distribution Plan and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Equity Income Plus Fund, which authorizes the payment to Quasar Distributors, LLC (the “Distributor”) of a distribution (Rule 12b-1) fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution. During the six months ended November 30, 2018, the Fund incurred expenses of $594 pursuant to the 12b-1 Plan.  As of November 30, 2018, the Fund owed the Distributor $1,444 in fees.

The Trust has adopted a shareholder servicing plan, on behalf of the Equity Income Plus Fund, which authorizes payment of a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Investor Class shares for the Equity Income Plus Fund. During the six months ended November 30, 2018, the Equity Income Plus Fund did not accrue shareholder servicing fees. The Fund owed shareholder servicing fees of $2,363 as of November 30, 2018.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“ Fund Services,” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the six months ended November 30, 2018, and owed as of November 30, 2018, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$48,014	$21,901
Short Term U.S. Government Agency Income Fund	28,919	14,607

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Funds’ custodian.  Fees incurred for the six months ended November 30, 2018, and owed as of November 30, 2018, are as follows:

Pricing Expenses	Incurred	Owed
Equity Income Plus Fund	$1,454	$791
Short Term U.S. Government Agency Income Fund	9,601	6,939

Transfer Agency	Incurred	Owed
Equity Income Plus Fund	$26,425	$13,290
Short Term U.S. Government Agency Income Fund	10,722	5,802

Custody	Incurred	Owed
Equity Income Plus Fund	$5,110	$2,809
Short Term U.S. Government Agency Income Fund	5,375	3,339

Each Fund has a line of credit with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended November 30, 2018, and owed as of November 30, 2018, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$6,039	$3,030
Short Term U.S. Government Agency Income Fund	6,039	3,045

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Equity Income Plus Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018
Shares sold	81,365	1,621,111
Shares reinvested	61,501	52,918
Shares redeemed	(933,161)	(2,575,332)
Net decrease	(790,295)	(901,303)

Investor Class
	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018
Shares sold	37	6,541
Shares reinvested	527	643
Shares redeemed	(39,613)	(34,262)
Net decrease	(39,049)	(27,078)

Transactions in shares of the Short Term U.S. Government Agency Income Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018
Shares sold	28,631	1,359,949
Shares reinvested	36,198	74,380
Shares redeemed	(538,333)	(2,755,837)
Net decrease	(473,504)	(1,321,508)

(8)	Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Funds for the six months ended November 30, 2018 are summarized below:

		Short Term
	Equity	U.S. Government
	Income	Agency
	Plus Fund	Income Fund
Purchases:
U.S. Government	$—	$1,161,280
Other	16,914,675	—
Sales:
U.S. Government	$—	$4,514,422
Other	24,370,765	—

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2018 (Unaudited)

(9)	Beneficial Ownership

The benefical ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2018, the following shareholders held over 25% of a Fund’s shares outstanding:

Equity Income Plus Fund

Institutional Class
National Financial Services, LLC	31.22%

Investor Class
National Financial Services, LLC	45.66%

Short Term U.S. Government Agency Income Fund

Institutional Class
National Financial Services, LLC	40.91%
Marc Brownstein	28.84%

(10)	Line of Credit

At November 30, 2018, the Equity Income Plus Fund and Short Term U.S. Government Agency Income Fund had lines of credit with a maximum amount of borrowing for the lessor of $7,000,000 and $5,000,000, respectively, or 33% of unencumbered assets of each Fund which mature August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. For the six months ended November 30, 2018, the average interest rate under the lines of credit was 4.75% from June 1, 2018 through June 13, 2018, 5.00% from June 14, 2018 through September 26, 2018, and 5.25% thereafter.  The following table provides information regarding usage of the line of credit for the six months ended November 30, 2018 for the Equity Income Plus Fund.  The Short Term U.S. Government Agency Income Fund did not borrow on the line of credit during the six months ended November 30, 2018.  The Funds did not have an outstanding balance on either line of credit as of November 30, 2018.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Equity Income Plus Fund	1	$681,000	$95	$681,000	9/25/18

*	Interest expense is reported with Other Expenses on the Statement of Operations.

(11)	Subsequent Events

On December 28, 2018, the Short Term U.S. Government Agency Income Fund declared and paid a distribution from ordinary income of $52,256 to the shareholders of record on December 27, 2018.

On December 28, 2018, the Equity Income Plus Fund declared and paid a distribution from ordinary income of $232,634 and $1,874 to the shareholders of record on December 27, 2018 of the Institutional Class and Investor Class, respectively.

(12)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 20, 2018 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass Equity Income Plus Fund (the “Fund”), a series of the Trust, and M.D. Sass, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2018 (the “June 25, 2018 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Martin D. Sass and Ari Sass, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date, one-year and three-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the performance of the Fund on both an absolute basis and in comparison to a benchmark index, the CBOE S&P 500 Buy Write Index, and in comparison to a peer group of U.S. open-end options-based funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for the year-to-date, one-year and three-year periods ended April 30, 2018, the Fund’s performance for Institutional Class shares ranked below the Morningstar Peer Group median.  The Trustees also noted that for the year-to-date, one-year, three-year and since inception periods ended March 31, 2018, the Fund’s Institutional Class shares had underperformed the benchmark index, and, for the year-to-date, one-year and three-year periods, was generally in alignment with the performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 25, 2018 meeting and the August 20, 2018 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.75% was below the Morningstar Peer Group average of 0.87%.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.75% for Institutional Class shares was the lowest in the category, well below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.17%.  The Trustees then compared the management fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Fund was not profitable to the Adviser after accounting for marketing and distribution expenses, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted the fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund.

M.D. Sass Equity Income Plus Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2019 as being in the best interests of the Fund and its shareholders.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 20, 2018 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2018 (the “June 25, 2018 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Dominic Bruno, Nancy Persoons, Lipkee Lu and Steve Clancy, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date, one-year, three-year and five-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and in comparison to a peer group of U.S. open-end short government funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2018, the Fund’s performance for Institutional Class shares ranked above the Morningstar Peer Group median and ranked as the best in the Peer Group for each period.  The Trustees also noted that for the year-to-date, one-year and since inception periods ended March 31, 2018, the Fund’s Institutional Class shares had outperformed the BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and, for the three-year and five-year periods ended March 31, 2018, had performed in line with the Index.  The Trustees further noted the Fund’s performance for all periods was generally in alignment with performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception but had not yet fully recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 25, 2018 meeting and the August 20, 2018 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.30% was below its Morningstar Peer Group average of 0.41%.  The Trustees observed that the Fund’s total expense ratio of 0.55% for Institutional Class shares was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.63%.  The Trustees then compared the management fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that after payment of marketing related expenses, the Fund was not profitable to the Adviser, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted the fee waivers, expense reimbursements and expense recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund.

M.D. Sass Short Term U.S. Government Agency Income Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2019 as being in the best interests of the Fund and its shareholders.

M.D. Sass Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees
Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor, Department of	Independent Trustee,
615 E. Michigan St.		Term; Since		Accounting, Marquette	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		University (2004-present);	open-end investment
Year of Birth: 1955		2001		Chair, Department of	company with three
				Accounting, Marquette	portfolios).
University (2004-2017).

Gary A. Drska	Trustee	Indefinite	28	Pilot, Frontier/Midwest Airlines,	Independent Trustee,
615 E. Michigan St.		Term; Since		Inc. (airline company)	USA MUTUALS (an
Milwaukee, WI 53202		August 22,		(1986-present).	open-end investment
Year of Birth: 1956		2001			company with three
portfolios).

Jonas B. Siegel	Trustee	Indefinite	28	Retired (2011-present);	Independent Trustee,
615 E. Michigan St.		Term; Since		Managing Director, Chief	Gottex Trust (an open-end
Milwaukee, WI 53202		October 23,		Administrative Officer (“CAO”)	investment company)
Year of Birth: 1943		2009		and Chief Compliance Officer	(2010-2016); Independent
				(“CCO”), Granite Capital	Manager, Ramius IDF
				International Group, L.P.	fund complex (two
				(an investment management	closed-end investment
				firm) (1994-2011).	companies) (2010-2015);
Independent Trustee,
Gottex Multi-Asset
Endowment fund complex
(three closed-end
investment companies)
(2010-2015); Independent
Trustee, Gottex Multi-
Alternatives fund complex
(three closed-end
investment companies)
(2010-2015).

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Interested Trustee and Officers
Joseph C. Neuberger*	Chairperson	Indefinite	28	President (2017-present),	USA MUTUALS
615 E. Michigan St.	and	Term; Since		Chief Operating Officer	(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,		(2016-present), Executive	company) (2001-2018);
Year of Birth: 1962		2001		Vice President (1994-2017),	Trustee, Buffalo
				U.S. Bancorp Fund	Funds (an open-end
				Services, LLC.	investment company)
(2003-2017).

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2004-present).
Milwaukee, WI 53202	Principal	January 24,
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	President,	Term; Since		Services, LLC (2002-present).
Milwaukee, WI 53202	Treasurer	January 24,
Year of Birth: 1974	and	2013
Principal
Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Compliance	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer,	July 1,		(February 2017-present);
Year of Birth: 1985	Vice	2017		Vice President and Assistant
	President and			CCO, Heartland Advisors, Inc.
	Anti-Money			(December 2016-January 2017);
	Laundering			Vice President and CCO,
	Officer			Heartland Group, Inc.
(May 2016-November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016-November 2016),
Assistant CCO and Senior Legal
Counsel (January 2016-April 2016),
Senior Legal and Compliance
Counsel (2013-2015), Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.		Term; Since		Fund Services, LLC
Milwaukee, WI 53202		May 29,		(2012-present).
Year of Birth: 1981		2015

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,		(2010-present).
Year of Birth: 1987		2015

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Portfolios		Other Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		April 23,		(2011-present).
Year of Birth: 1987		2015

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 1,		(2010-present).
Year of Birth: 1987		2015

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		August 20,		(2007-present).
Year of Birth: 1985		2018

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

M.D. Sass Equity Income Plus Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2018 was as follows:

M.D. Sass Equity Income Plus Fund	95.70%

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisers the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

M.D. SASS FUNDS

Investment Advisers	Equity Income Plus Fund
M.D. Sass, LLC
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Short Term U.S. Government Agency Income Fund
M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date  1/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  1/29/19

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  1/29/19

* Print the name and title of each signing officer under his or her signature.